Accumulated Other Comprehensive Income/(Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income/(Loss) [Abstract]
Schedule Of Accumulated OCI Net

	2011	2010
Net unrealized gains on investment securities	$—	$1.5
Currency translation adjustments	(0.1)	(11.2)
Unamortized net actuarial loss on pension plans	(37.0)	(32.8)
Unamortized prior service cost on pension plans	(0.3)	(0.6)

Accumulated other comprehensive loss	$(37.4)	$(43.1)